SIGNIFICANT TRANSACTIONS - Significant Transactions in 2023 and 2022 (Details) ৳ in Millions, $ in Millions, ₽ in Billions									1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) renewalPeriod	Nov. 15, 2023 tower	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Aug. 05, 2022 USD ($)	Jun. 08, 2022 USD ($)	Jul. 01, 2021	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 BDT (৳)
Maturity profile of the Group's financial liabilities
Gain on disposal of subsidiaries										$ 145	$ 0		$ 88
Disposal of subsidiaries with non-controlling interests										(22)	(16)
Right-of-use assets	$ 821									861	821		706
Foreign currency translation											598		480
Russian cash generating units
Maturity profile of the Group's financial liabilities
Loss on disposal											3,746		0
Russian cash generating units | Assets and liabilities classified as held for sale | Discontinued operations
Maturity profile of the Group's financial liabilities
Consideration received in cash											1,294
Disposal of subsidiaries with non-controlling interests											(16)
Loss on disposal											3,746
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation											3,414
Tower portfolio in Bangladesh
Maturity profile of the Group's financial liabilities
Right-of-use assets	45										45			৳ 5,000
Lease liabilities	92										92			10,000
Russian cash generating units
Maturity profile of the Group's financial liabilities
Consideration received in cash			$ 1,294	$ 1,294	₽ 130
Deferred consideration, receivable reassigned	11										11
Banglalink Digital Communications Limited | Tower portfolio in Bangladesh
Maturity profile of the Group's financial liabilities
Right-of-use assets	$ 5										5			550
Number of towers | tower		2,012
Consideration received for PPE											97	৳ 11,000
Lease period	12 years
Number of optional agreement renewals | renewalPeriod	7
Renewal period	10 years
Legal and regulatory costs											8	855
Gains from sale and leaseback											34	4,000
Disposals, property, plant and equipment											9	950
Lease liabilities	$ 52										52			৳ 6,000
Additional lease liabilities recognized											40	4,000
Additions											40	৳ 4,000
VEON Holdings B.V. | PJSC Vimpelcom
Maturity profile of the Group's financial liabilities
Proceeds										2,140	2,140
Debt repayment									$ 406
Unitel LLC | Russian cash generating units
Maturity profile of the Group's financial liabilities
Notional amount			$ 1,576
Deferred consideration	$ 72									$ 72	72
Omnium Telecom Algerie SpA
Maturity profile of the Group's financial liabilities
Put option, percentage ownership sold (in percentage)								45.57%
Consideration received in cash						$ 682
Loss on disposal											0		$ 722
Omnium Telecom Algerie SpA | Assets and liabilities classified as held for sale | Discontinued operations
Maturity profile of the Group's financial liabilities
Consideration received in cash											682
Disposal of subsidiaries with non-controlling interests											(824)
Loss on disposal											$ 722
VEON Georgia LLC
Maturity profile of the Group's financial liabilities
Gain on disposal of subsidiaries							$ 88
VEON Georgia LLC | Reserve of exchange differences on translation
Maturity profile of the Group's financial liabilities
Disposal of subsidiaries with non-controlling interests							78
VEON Georgia LLC | VEON Georgia Holdings B.V.
Maturity profile of the Group's financial liabilities
Consideration received in cash							$ 45